Income taxes - Components of (Provision for) Benefit from Income Taxes (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Netherlands	€ 5,881.0	€ 5,982.8	€ 3,574.6
Foreign	575.1	722.7	442.0
Income before income taxes	6,456.1	6,705.5	4,016.6
Income tax expense current	(818.4)	(865.0)	(407.7)
Income tax expense deferred	(44.4)	(28.6)	1.4
Income tax expense Netherlands	(862.8)	(893.6)	(406.3)
Income tax expense current	(678.3)	(523.5)	(375.3)
Income tax expense deferred	571.2	395.7	230.1
Income tax expense Foreign	(107.1)	(127.8)	(145.2)
Total income tax expense current	(1,496.7)	(1,388.5)	(783.0)
Total income tax expense deferred	526.8	367.1	231.5
Total income tax expense	€ (969.9)	€ (1,021.4)	€ (551.5)